ROPES & GRAY
                             ONE INTERNATIONAL PLACE
                         BOSTON, MASSACHUSETTS 02110-2624
                              PHONE: (617) 951-7000
                               FAX: (617) 951-7050
                           DIRECT DIAL: (617) 951-7055



                                                  April 8, 2002


Electronic Submission - Via EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


         Re:     The AllianceBernstein Trust (the "Trust")
                    (File Nos. 333-83366 and 811-10221)

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"). I hereby certify on behalf of the Trust that the form of Prospectus and Statement of Additional Information that would have been filed by the Trust pursuant to Rule 497(b) under the 1933 Act would not have differed from that contained in the Trust's Post-Effective Amendment No. 1 to its Registration Statement on Form N-14, which was filed by electronic transmission on April 5, 2002.

Please direct any questions you may have with respect to this filing to me at the number indicated above or to Brian McCabe (617-951-7801) of this office.


                                                  Very truly yours,

                                                  /s/ ANDREW J. SCHADER

                                                  Andrew J. Schader



cc:  Domenick Pugliese, Esq.
     Brian D. McCabe, Esq.



NEW YORK                           PROVIDENCE                         WASHINGTON